Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	GROWTH FUND OF AMERICA INC
Central Index Key	dei_EntityCentralIndexKey	0000044201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGTHX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRBX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFACX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFAFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFFFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFAX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFBX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFCX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFEX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAAX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGABX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGACX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAEX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAFX
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGAGX

GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC
The Growth Fund of America��
Investment objective
The fund's investment objective is to provide you with growth of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 58 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees GROWTH FUND OF AMERICA INC	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of the amount redeemed)		Maximum sales charge (load) imposed on reinvested dividends	Redemption or exchange fees USD ( $)	Maximum annual account fee (529 share classes only) USD ( $)
Class A	5.75%	1.00%	[1]	none	none
Class B	none	5.00%		none	none
Class C	none	1.00%		none	none
Class F-1	none	none		none	none
Class F-2	none	none		none	none
Class 529-A	5.75%	1.00%	[1]	none	none	10
Class 529-B	none	5.00%		none	none	10
Class 529-C	none	1.00%		none	none	10
Class 529-E	none	none		none	none	10
Class 529-F-1	none	none		none	none	10
Class R-1	none	none		none	none
Class R-2	none	none		none	none
Class R-3	none	none		none	none
Class R-4	none	none		none	none
Class R-5	none	none		none	none
Class R-6	none	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GROWTH FUND OF AMERICA INC	Management fees	Distribution and/or service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.27%	0.24%	0.17%	0.68%
Class B	0.27%	1.00%	0.16%	1.43%
Class C	0.27%	1.00%	0.19%	1.46%
Class F-1	0.27%	0.25%	0.15%	0.67%
Class F-2	0.27%	none	0.16%	0.43%
Class 529-A	0.27%	0.21%	0.25%	0.73%
Class 529-B	0.27%	1.00%	0.26%	1.53%
Class 529-C	0.27%	1.00%	0.26%	1.53%
Class 529-E	0.27%	0.50%	0.24%	1.01%
Class 529-F-1	0.27%	none	0.25%	0.52%
Class R-1	0.27%	1.00%	0.16%	1.43%
Class R-2	0.27%	0.75%	0.37%	1.39%
Class R-3	0.27%	0.50%	0.20%	0.97%
Class R-4	0.27%	0.25%	0.16%	0.68%
Class R-5	0.27%	none	0.11%	0.38%
Class R-6	0.27%	none	0.06%	0.33%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GROWTH FUND OF AMERICA INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	640	780	932	1,373
Class B	646	852	982	1,509
Class C	249	462	797	1,746
Class F-1	68	214	373	835
Class F-2	44	138	241	542
Class 529-A	665	834	1,016	1,534
Class 529-B	675	922	1,091	1,709
Class 529-C	275	522	891	1,923
Class 529-E	123	361	616	1,339
Class 529-F-1	73	206	350	759
Class R-1	146	452	782	1,713
Class R-2	142	440	761	1,669
Class R-3	99	309	536	1,190
Class R-4	69	218	379	847
Class R-5	39	122	213	480
Class R-6	34	106	185	418

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption GROWTH FUND OF AMERICA INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	146	452	782	1,509
Class C	149	462	797	1,746
Class 529-B	175	522	891	1,709
Class 529-C	175	522	891	1,923

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in securities of issuers domiciled outside the

United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. These risks may be heightened in connection with investments in emerging market countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with a broad measure of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results

during this period were:

Highest 17.43% (quarter ended

December 31, 2001)

Lowest -23.11% (quarter

ended December 31, 2008)

The fund’s total return for the nine

months ended September 30th, 2011,

Was -12.38%

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns GROWTH FUND OF AMERICA INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	5.81%	1.31%	2.18%	13.54%	Dec 1, 1973
Class B	Share class B(before taxes)	6.43%	1.38%	2.17%	1.68%	Mar 15, 2000
Class C	Share class C(before taxes)	10.40%	1.72%		3.32%	Mar 15, 2001
Class F-1	Share class F-1 (before taxes)	12.29%	2.54%		4.16%	Mar 15, 2001
Class F-2	Share class F-2 (before taxes)	12.57%			1.43%	Aug 1, 2008
Class 529-A	Share class 529-A (before taxes)	5.81%	1.27%		4.51%	Feb 15, 2002
Class 529-B	Share class 529-B (before taxes)	6.33%	1.28%		4.40%	Feb 15, 2002
Class 529-C	Share class 529-C (before taxes)	10.35%	1.65%		4.33%	Feb 15, 2002
Class 529-E	Share class 529-E (before taxes)	11.90%	2.17%		4.72%	Mar 1, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	12.46%	2.68%		8.36%	Sep 16, 2002
Class R-1	Share class R-1 (before taxes)	11.42%	1.74%		5.47%	Jun 6, 2002
Class R-2	Share class R-2 (before taxes)	11.49%	1.76%		4.88%	May 21, 2002
Class R-3	Share class R-3 (before taxes)	11.95%	2.22%		5.35%	May 21, 2002
Class R-4	Share class R-4 (before taxes)	12.29%	2.51%		5.74%	May 28, 2002
Class R-5	Share class R-5 (before taxes)	12.63%	2.82%		5.81%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	12.67%			24.16%	May 1, 2009
After Taxes on Distributions Class A	Share class A - After taxes on distributions	5.69%	0.90%	1.94%		Dec 1, 1973
After Taxes on Distributions and Sales Class A	Share class A - After taxes on distributions and sale of fund shares	3.95%	1.12%	1.87%		Dec 1, 1973
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	10.60%	Dec 1, 1973

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2011
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Growth Fund of America��
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to provide you with growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 58 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in securities of issuers domiciled outside the
United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. These risks may be heightened in connection with investments in emerging market countries.
Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with a broad measure of market results.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with a broad measure of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results
during this period were:

Highest 17.43% (quarter ended
December 31, 2001)

Lowest -23.11% (quarter
ended December 31, 2008)

The fund’s total return for the nine
months ended September 30th, 2011,
Was -12.38%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
GROWTH FUND OF AMERICA INC (Prospectus Summary) | GROWTH FUND OF AMERICA INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
GROWTH FUND OF AMERICA INC | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1973
GROWTH FUND OF AMERICA INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	780
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	932
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,373
Annual Return 2001	rr_AnnualReturn2001	(12.28%)
Annual Return 2002	rr_AnnualReturn2002	(22.02%)
Annual Return 2003	rr_AnnualReturn2003	32.90%
Annual Return 2004	rr_AnnualReturn2004	11.95%
Annual Return 2005	rr_AnnualReturn2005	14.23%
Annual Return 2006	rr_AnnualReturn2006	10.94%
Annual Return 2007	rr_AnnualReturn2007	10.95%
Annual Return 2008	rr_AnnualReturn2008	(39.07%)
Annual Return 2009	rr_AnnualReturn2009	34.48%
Annual Return 2010	rr_AnnualReturn2010	12.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1973
GROWTH FUND OF AMERICA INC | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1973
GROWTH FUND OF AMERICA INC | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1973
GROWTH FUND OF AMERICA INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,509
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B(before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
GROWTH FUND OF AMERICA INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C(before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
GROWTH FUND OF AMERICA INC | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
GROWTH FUND OF AMERICA INC | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	542
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
GROWTH FUND OF AMERICA INC | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	834
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
GROWTH FUND OF AMERICA INC | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,709
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	522
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	891
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,709
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
GROWTH FUND OF AMERICA INC | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	522
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,923
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	522
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	891
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,923
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
GROWTH FUND OF AMERICA INC | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
GROWTH FUND OF AMERICA INC | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	350
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	759
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2002
GROWTH FUND OF AMERICA INC | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2002
GROWTH FUND OF AMERICA INC | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
GROWTH FUND OF AMERICA INC | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
GROWTH FUND OF AMERICA INC | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	847
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2002
GROWTH FUND OF AMERICA INC | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	480
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
GROWTH FUND OF AMERICA INC | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.